Fair value of financial instruments - Schedule of fair values of financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets held for trading	€ 176,921	€ 156,118	€ 116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,910	5,713	5,536
Financial assets designated at fair value through profit or loss	9,773	8,989	15,957
Financial assets at fair value through other comprehensive income	83,308	85,239	108,038
Hedging derivatives (assets)	5,297	8,069	4,761
Financial liabilities held for trading	122,270	115,185	79,469
Financial liabilities designated at fair value through profit or loss	40,367	40,268	14,943
Hedging derivatives (liabilities)	7,656	9,228	5,463
Liabilities under insurance contracts	17,799	16,426	18,560
Level 1
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets held for trading	67,842	45,014	39,678
Non-trading financial assets mandatorily at fair value through profit or loss	1,765	1,800	2,398
Financial assets designated at fair value through profit or loss	2,746	1,976	2,113
Financial assets at fair value through other comprehensive income	64,631	64,216	77,749
Financial liabilities held for trading	20,298	16,237	10,379
Financial liabilities designated at fair value through profit or loss	25	212	3,620
Internal Models (level 2 and 3)
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets held for trading	109,079	111,104	77,275
Non-trading financial assets mandatorily at fair value through profit or loss	4,145	3,913	3,138
Financial assets designated at fair value through profit or loss	7,027	7,013	13,844
Financial assets at fair value through other comprehensive income	18,677	21,023	30,289
Hedging derivatives (assets)	5,297	8,069	4,761
Financial liabilities held for trading	101,972	98,948	69,090
Financial liabilities designated at fair value through profit or loss	40,342	40,056	11,323
Hedging derivatives (liabilities)	7,656	9,228	5,463
Liabilities under insurance contracts	€ 17,799	€ 16,426	€ 18,560